Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 18,520	£ 21,965
Amounts offset, Assets	(4,559)	(4,343)
Net amounts reported on the balance sheet, Assets	13,961	17,622
Financial instruments, Assets	(524)	(1,189)
Financial collateral, Assets	(9,059)	(12,941)
Net amount, Assets	4,378	3,492
Assets not subject to enforceable netting arrangements, Assets	216,502	208,007
Balance sheet total, Assets	230,463	225,629
Gross amounts, Liabilities	20,622	24,481
Amounts offset, Liabilities	(4,559)	(4,343)
Net amounts reported on the balance sheet, Liabilities	16,063	20,138
Financial instruments, Liabilities	(524)	(1,189)
Financial collateral, Liabilities	(8,088)	(11,224)
Net amount, Liabilities	7,451	7,725
Assets not subject to enforceable netting arrangements, Liabilities	216,963	219,138
Balance sheet total, Liabilities	233,026	239,276
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	4,525	2,832
Amounts offset, Assets	(2,173)	(1,221)
Net amounts reported on the balance sheet, Assets	2,352	1,611
Financial instruments, Assets	(515)	(754)
Financial collateral, Assets	(1,720)	(693)
Net amount, Assets	117	164
Assets not subject to enforceable netting arrangements, Assets	55	72
Balance sheet total, Assets	2,407	1,683
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	8,826	14,882
Amounts offset, Assets	(1,478)	(2,199)
Net amounts reported on the balance sheet, Assets	7,348	12,683
Financial instruments, Assets	(9)	(435)
Financial collateral, Assets	(7,339)	(12,248)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	7,348	12,683
Gross amounts, Liabilities	9,460	13,917
Amounts offset, Liabilities	(1,478)	(2,199)
Net amounts reported on the balance sheet, Liabilities	7,982	11,718
Financial instruments, Liabilities	(9)	(435)
Financial collateral, Liabilities	(7,973)	(11,283)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	7,982	11,718
Fair value
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	0
Amounts offset, Assets	0
Net amounts reported on the balance sheet, Assets	0
Financial instruments, Assets	0
Financial collateral, Assets	0
Net amount, Assets	0
Assets not subject to enforceable netting arrangements, Assets	0
Balance sheet total, Assets	0
Gross amounts, Liabilities	0
Amounts offset, Liabilities	0
Net amounts reported on the balance sheet, Liabilities	0
Financial instruments, Liabilities	0
Financial collateral, Liabilities	0
Net amount, Liabilities	0
Assets not subject to enforceable netting arrangements, Liabilities	0
Balance sheet total, Liabilities	0
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,169	4,251
Amounts offset, Assets	(908)	(923)
Net amounts reported on the balance sheet, Assets	4,261	3,328
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	4,261	3,328
Assets not subject to enforceable netting arrangements, Assets	216,447	207,935
Balance sheet total, Assets	220,708	211,263
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	3,085	1,955
Amounts offset, Liabilities	(2,173)	(1,221)
Net amounts reported on the balance sheet, Liabilities	912	734
Financial instruments, Liabilities	(515)	(754)
Financial collateral, Liabilities	(115)	59
Net amount, Liabilities	282	39
Assets not subject to enforceable netting arrangements, Liabilities	39	43
Balance sheet total, Liabilities	951	777
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	8,077	8,609
Amounts offset, Liabilities	(908)	(923)
Net amounts reported on the balance sheet, Liabilities	7,169	7,686
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	7,169	7,686
Assets not subject to enforceable netting arrangements, Liabilities	216,924	219,095
Balance sheet total, Liabilities	£ 224,093	£ 226,781